Shareholder Report, Average Annual Return (Details)	12 Months Ended	37 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	22.72%		8.75%	10.70%
Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	16.67%		8.85%	10.07%
Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%		9.40%	10.61%
Institutional class
Average Annual Return [Line Items]
Average Annual Return, Percent	8.53%	11.92%
Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	21.61%		8.78%	10.48%
S P 500 Select [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.99%		14.17%	15.50%
S P 500 Inv [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.99%		14.17%	15.50%
S P 500 Inst [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.99%		14.17%	15.50%
C B O Buy Write [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.38%	12.52%
S P 500 Enhanced [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.99%	20.63%
S P 500 Texas [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.99%		14.17%	15.50%